Business overview (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 03, 2024	Dec. 14, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Profit loss			$ 10,358	$ 15,309	$ 3,485
Net cash used in operating activities			8,473
Accumulated deficit			$ 20,508	$ 12,110
Tariff percentage			35.00%
Exemption percentage			25.00%
Binding arrangement agreement [member]
IfrsStatementLineItems [Line Items]
Description of shares consolidation	Aeterna effected a 4:1 share consolidation of its then existing shares
Description of shares owned		Following the closing of the Transaction, former shareholders of Ceapro owned approximately 50% of the Aeterna common shares on a fully diluted basis and former shareholders of Aeterna owned approximately 50% of the Aeterna common shares on a fully diluted basis
Binding arrangement agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share purchase warrants price per share		$ 0.47698
Binding arrangement agreement [member] | Ceapro Inc [member]
IfrsStatementLineItems [Line Items]
Common share exchanged price per share		$ 0.02360